Components of Income Before Provision for Income Tax Expense (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Schedule of Components of Income Before Income Tax Expense (Benefit) [Line Items]
Income before provision for income taxes	$ 28,995	$ 92,724	$ 104,674
Ireland
Schedule of Components of Income Before Income Tax Expense (Benefit) [Line Items]
Income before provision for income taxes	(33,732)	37,298	51,783
U.S.
Schedule of Components of Income Before Income Tax Expense (Benefit) [Line Items]
Income before provision for income taxes	13,317	12,276	12,997
Other
Schedule of Components of Income Before Income Tax Expense (Benefit) [Line Items]
Income before provision for income taxes	$ 49,410	$ 43,150	$ 39,894